Acquisitions, divestments and equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions
($ in millions, except number of acquired businesses) 2020 2019 2018
Purchase price for acquisitions (net of cash acquired) 79 — 2,638
Aggregate excess of purchase price over fair value of net

assets

acquired
(1)
92 92 1,472
Number of acquired businesses

3 — 3
Recorded as goodwill

(see Note 11).

Includes adjustments

of $
92

million in 2019

arising during

the measurement

period of
acquisitions,

primarily reflecting

changes in the

valuation of net

working capital,

deferred tax

liabilities and

intangible assets

acquired.

Allocation of the purchase consideration for business acquisition
GEIS
($ in millions)
Weighted-average

Allocated amounts useful life
Technology 92 7 years
Customer relationships 178 12 years
Trade names 135 13 years
Supply agreement 32 13 years
Intangible assets

437
Property, plant and

equipment
373
Deferred tax liabilities

(45)
Inventories 405
Other assets and liabilities, net
(1)
(19)
Goodwill
(2)
1,534
Noncontrolling interest (63)
Total

consideration (net of cash acquired)
(3)
2,622
Gross receivables

from the GEIS acquisition

totaled $
658

million; the fair

value of which

was $
624

million after

adjusting for
contractual

cash flows not

expected to be

collected.
(2)

The amount of

goodwill which

is tax deductible

is $
769

million.
(3)

Cash acquired

in the GEIS acquisition

totaled $
192

million.

Unaudited pro forma financial information	($ in millions) 2018 Total revenues 28,936 Income from continuing operations, net of tax 1,622
Adjustments included in pro forma results of related acquisition
($ in millions) 2018
Impact on cost of sales from additional amortization of intangible assets
(10)
Impact on cost of sales from fair valuing acquired inventory 26
Impact on cost of sales from additional depreciation of property,

plant and equipment
(4)
Impact on selling, general and administrative expenses from

additional amortization of intangible assets
(5)
Impact on selling, general and administrative expenses from

acquisition-related costs
44
Impact on interest expense from financing costs (15)
Taxation adjustments (5)
Total

pro forma adjustments
31

Acquisition in noncontrolling interest
Weighted-average
($ in millions) Allocated amounts useful life
Inventories 169 5 months
Order backlog 727 2 years
Property, plant and

equipment
(1)
1,016
Intangible assets
(2)
1,731 9 years
Other contractual rights 251 2 years
Other assets 43
Deferred tax liabilities (942)
Goodwill 5,959
Less: Amount attributed to noncontrolling interest (451)
Basis difference 8,503
Property,

plant and equipment

includes assets

subject to amortization

having an initial

fair value difference

of $
686

million and a
weighted-average

useful life

of
14 years .
(2)

Intangible assets

include brand

license agreement,

technology and

customer relationships.

Summary of investments in equity-accounted companies
Ownership as of Carrying value at December 31,
($ in millions, except ownership share in %) December 31, 2020 2020 2019
Hitachi ABB Power Grids Ltd 19.9% 1,710 —
Others 74 33
Total 1,784 33
($ in millions) 2020 2019 2018
Income from equity-accounted companies, net of taxes 29 8 6
Basis difference amortization (net of deferred

income tax benefit)
(95) — —
Income (loss) from equity-accounted companies (66) 8 6

Disposal group, held for sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Major components of assets and liabilities held for sale of discontinued operations
($ in millions) December 31, 2019
Assets
Receivables, net

70
Inventories, net

127
Property, plant and

equipment, net
69
Intangible assets, net 27
Other assets 26
Valuation

allowance on assets held for sale
(319)
Current assets held for sale —
Liabilities
Accounts payable, trade

86
Contract liabilities 59
Provisions for warranties

108
Other liabilities 49
Fair value adjustment on disposal group

102
Current liabilities held for sale 404